EARNINGS PER SHARE - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Class B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded (in shares)	25.7	26.0
Share-based Payment Arrangement
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded (in shares)	1.9	1.8
Private Warrant
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded (in shares)	4.0	14.0
Public Warrant
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded (in shares)		14.0